Summary of significant accounting policies (Details Narrative) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024	Jan. 08, 2026	Jul. 01, 2022	Jun. 01, 2022
Current liabilities	$ 590	$ 10,590		$ 10,590
Cash for operating activities
Net losses	(590)	(10,000)
Accumulated deficit	$ (590)	(10,590)		(10,590)
Common stock, shares authorized	100
Common stock, par value	$ 0.0001
Common stock, shares issued	100
Common stock, shares outstanding	100
Exascale Labs Inc. [Member]
Cash and cash equivalents		984,830		984,830		$ 4,231,689	$ 969,626
Current liabilities		29,153,918		29,153,918		20,319,721	9,881,828
Cash for operating activities				(3,758,611)	$ (757,960)	(1,010,799)	(560,909)
Net losses		(2,632,431)	$ (1,537,059)	(7,916,977)	(6,178,537)	(7,659,667)	(4,956,347)
Accumulated deficit		(21,134,012)		(21,134,012)		(13,217,035)	(5,557,368)
Cash equivalents		0		0		0	0
Refundable deposits receivable		510,000		510,000		681,125	110,000
Allowance for expected credit losses		0		0		0	0
Impairment of long-lived assets				0	0	0	0
Revenue		$ 3,754,586	$ 1,862,158	10,561,331	4,475,885	7,015,512	1,319,115
Revenue recognized				366,075	95,326	95,326	0
Advertising and promotion expenses				$ 32,113	76,090	$ 157,388	$ 26,340
Common stock, shares authorized		1,500		1,500		1,500	1,500	1,500		1,500
Common stock, par value		$ 0.01		$ 0.01		$ 0.01	$ 0.01		$ 0.01
Common stock, shares issued						1,500	1,500
Common stock, shares outstanding						1,500	1,500
Dividends				$ 0	$ 0	$ 0	$ 0
Cash and cash equivalents and U.S. Dollar Coin		$ 5,100,000		5,100,000
Receipt of digital assets		644,616		939,397
Disbursement of digital assets		796,781		939,397
Fair value gain or loss on digital assets		0		0
Deferred offering costs		95,000		95,000		(0)
Amortization of prepaid research and development costs		625,000		1,875,000
Other receivables		0		0		1,207,626	2,884,694
Refundable deposits payable		$ 1,174,702		$ 1,174,702		$ 1,445,580	$ 223,205
Exascale Labs Inc. [Member] | Class A Ordinary Shares [Member]
Common stock, shares authorized		303		303				303
Common stock, par value		$ 0.01		$ 0.01
Common stock, shares issued		303		303
Common stock, shares outstanding		303		303
Exascale Labs Inc. [Member] | Class B Ordinary Shares [Member]
Common stock, shares authorized		1,197		1,197				1,197
Common stock, par value		$ 0.01		$ 0.01
Common stock, shares issued		1,197		1,197
Common stock, shares outstanding		1,197		1,197